Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Operating loss carryforwards	$ 97,300
Research & development tax credits	4,769	$ 2,509
Increase (decrease) in valuation allowance	$ 5,031	$ 98
Operating loss carryforwards, expiration date	Dec. 31, 2037
Net operating loss, tax basis	$ 88,300
Tax credits earned after 2019	$ 4,800
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%
Percentage of deferred tax assets that have been included in the valuation allowance	100.00%	100.00%
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 24,200	$ 19,100
Deferred tax assets, operating loss carryforwards, subject to expiration	35,800
Deferred tax assets, operating loss carryforwards, not subject to expiration	61,500
Research and Development
Income Tax [Line Items]
Research & development tax credits	$ 6,500
Tax credit carryforward, expiration date	Dec. 31, 2028